Not FDIC Insured May Lose Value No Bank Guarantee
38912-Q3PH

Schedule of Investments
(unaudited)
Putnam New York Tax Exempt Income Fund 2
Notes to Schedule of Investments 10

Putnam New York Tax Exempt Income Fund
Schedule of Investments (unaudited), August 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.8%
Alaska 1.3%
Alaska Industrial Development & Export Authority ,
Dena' Nena' Henash , Revenue , 2019 A , 4% , 10/01/35 ...................... $ 4,280,000 $ 4,224,632
Dena' Nena' Henash , Revenue , 2019 A , 4% , 10/01/37 ...................... 4,635,000 4,405,629
8,630,261
New York 94.8%
Albany Capital Resource Corp. ,
Albany College of Pharmacy and Health Sciences , Revenue , 2014 A , Refunding , 5% ,
12/01/30 ....................................................... 250,000 250,193
Albany College of Pharmacy and Health Sciences , Revenue , 2014 A , Refunding , 5% ,
12/01/31 ....................................................... 115,000 115,071
Albany College of Pharmacy and Health Sciences , Revenue , 2014 A , Refunding , 5% ,
12/01/32 ....................................................... 495,000 495,240
Albany College of Pharmacy and Health Sciences , Revenue , 2014 A , Refunding , 5% ,
12/01/33 ....................................................... 325,000 325,116
Empire Commons Student Housing, Inc. , Revenue , 2016 A , Refunding , 5% , 5/01/28 600,000 606,510
Empire Commons Student Housing, Inc. , Revenue , 2016 A , Refunding , 5% , 5/01/29 1,090,000 1,100,996
Empire Commons Student Housing, Inc. , Revenue , 2016 A , Refunding , 5% , 5/01/30 1,050,000 1,059,726
Empire Commons Student Housing, Inc. , Revenue , 2016 A , Refunding , 5% , 5/01/31 1,500,000 1,512,290
Empire Commons Student Housing, Inc. , Revenue , 2016 A , Refunding , 5% , 5/01/32 505,000 508,456
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 5% , 6/01/64 ....... 2,600,000 2,312,992
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group , Revenue , 2016 , Refunding ,
5.25% , 11/01/36 ................................................. 1,200,000 1,213,276
Long Island Community Hospital at NYU Langone Health Obligated Group , Revenue ,
2020 A , Refunding , 4% , 10/01/45 .................................... 2,000,000 1,763,909
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/41 ........................................................ 2,690,000 2,292,752
United Health Services Hospitals Obligated Group , Revenue , 2020 , Refunding , AG
Insured , 4% , 4/01/40 .............................................. 1,350,000 1,251,038
United Health Services Hospitals Obligated Group , Revenue , 2020 , Refunding , AG
Insured , 4% , 4/01/50 .............................................. 1,300,000 1,090,681
Buffalo & Erie County Industrial Land Development Corp. ,
Charter School for Applied Technologies , Revenue , 2017 A , Refunding , 5% , 6/01/35 2,000,000 2,029,112
D'Youville University , Revenue , 2020 A , Refunding , 4% , 11/01/50 .............. 6,535,000 4,699,524
Orchard Park CCRC, Inc. , Revenue , 2015 , Refunding , 5% , 11/15/30 ........... 500,000 501,289
Orchard Park CCRC, Inc. , Revenue , 2015 , Refunding , 5% , 11/15/37 ........... 4,470,000 4,470,793
Build NYC Resource Corp. ,
1232 Southern Blvd LLC , Revenue , 2015 , 5% , 7/01/45 ...................... 2,500,000 2,399,058
487 West 129th street Transitional Housing Development Fund Corp. Obligated
Group , Revenue , 2025 A , 5.5% , 12/01/56 .............................. 750,000 761,679
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/27 ............ 100,000 101,147
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/28 ............ 100,000 101,689
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/29 ............ 110,000 111,617
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/30 ............ 100,000 101,089
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/31 ............ 100,000 100,562
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/36 ............ 400,000 386,936
a
Brilla College Preparatory Charter Schools , Revenue , 144A, 2021 A , 4% , 11/01/31 . 1,265,000 1,254,241
a
Brilla College Preparatory Charter Schools , Revenue , 144A, 2021 A , 4% , 11/01/41 . 1,780,000 1,491,784
a
Brilla College Preparatory Charter Schools , Revenue , 144A, 2021 A , 4% , 11/01/51 . 700,000 528,441
Children's Aid Society (The) , Revenue , 2019 , 4% , 7/01/38 ................... 290,000 284,349
Children's Aid Society (The) , Revenue , 2019 , 4% , 7/01/44 ................... 450,000 387,248
Children's Aid Society (The) , Revenue , 2019 , 4% , 7/01/49 ................... 1,000,000 835,960
Classical Charter School, Inc. , Revenue , 2023 A , 4.5% , 6/15/43 ............... 700,000 636,115
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/53 .............. 850,000 754,330
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/58 .............. 725,000 634,855

Putnam New York Tax Exempt Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Build NYC Resource Corp., (continued)
a
East Harlem Scholars Academy Charter School Obligated Group , Revenue , 144A,
2022 , 5.75% , 6/01/52 ............................................. $ 1,000,000 $ 947,091
Global Community Charter School , Revenue , 2022 A , 5% , 6/15/42 ............. 850,000 736,259
Global Community Charter School , Revenue , 2022 A , 5% , 6/15/52 ............. 1,520,000 1,229,774
Global Community Charter School , Revenue , 2022 A , 5% , 6/15/57 ............. 1,300,000 1,029,027
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/42 ...... 550,000 529,963
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/52 ...... 1,425,000 1,296,294
a
Inwood Academy for Leadership Charter School , Revenue , 144A, 2018 A , 4.875% ,
5/01/31 ........................................................ 285,000 288,342
a
Inwood Academy for Leadership Charter School , Revenue , 144A, 2018 A , 5.125% ,
5/01/38 ........................................................ 1,100,000 1,091,722
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/62 ............ 6,250,000 5,863,908
Manhattan College , Revenue , 2017 , Refunding , 5% , 8/01/47 ................. 1,000,000 876,929
a
NEW World Preparatory Charter School , Revenue , 144A, 2021 A , 4% , 6/15/41 .... 525,000 436,121
a
NEW World Preparatory Charter School , Revenue , 144A, 2021 A , 4% , 6/15/51 .... 975,000 721,549
a
NEW World Preparatory Charter School , Revenue , 144A, 2021 A , 4% , 6/15/56 .... 450,000 322,804
a
Pratt Paper NY, Inc. , Revenue , 144A, 2014 , Refunding , 5% , 1/01/35 ............ 1,650,000 1,650,896
Success Academy Charter Schools, Inc. Obligated Group , Revenue , 2025 , 4% ,
9/01/44 ........................................................ 1,050,000 929,096
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/55 ...................... 1,000,000 1,002,934
a
Unity Preparatory Charter School of Brooklyn , Revenue , 144A, 2023 A , 5.25% ,
6/15/43 ........................................................ 680,000 649,810
a
Unity Preparatory Charter School of Brooklyn , Revenue , 144A, 2023 A , 5.5% ,
6/15/53 ........................................................ 1,000,000 944,746
a
Unity Preparatory Charter School of Brooklyn , Revenue , 144A, 2023 A , 5.5% ,
6/15/63 ........................................................ 1,600,000 1,480,803
City of New York ,
GO , 2020 A-1 , 4% , 8/01/42 .......................................... 3,500,000 3,162,381
GO , 2021 C , 5% , 8/01/42 ............................................ 5,350,000 5,452,402
GO , 2023 B-1 , 5.25% , 10/01/43 ....................................... 1,500,000 1,556,645
GO , 2023 B-1 , 5.25% , 10/01/47 ....................................... 4,800,000 4,902,765
GO , 2024 A , 5% , 8/01/46 ............................................ 1,450,000 1,465,447
GO , 2024 A , 5% , 8/01/47 ............................................ 5,300,000 5,338,371
GO , 2024 C , 5.25% , 3/01/53 ......................................... 5,835,000 5,967,974
GO , 2025 C-1 , 5.25% , 9/01/46 ........................................ 5,000,000 5,179,185
GO , 2025 G-1 , 5.25% , 2/01/53 ........................................ 350,000 358,999
City of Poughkeepsie , GO , 2019 , Refunding , 5% , 6/01/31 ..................... 600,000 606,287
a
Clinton County Capital Resource Corp. ,
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 4.5% , 7/01/40 ................................. 1,100,000 1,077,778
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 4.75% , 7/01/43 ................................ 1,000,000 961,102
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 5% , 7/01/46 ................................... 800,000 791,263
Dutchess County Local Development Corp. ,
Bard College , Revenue , 2020 A , Refunding , 5% , 7/01/40 .................... 1,000,000 1,017,161
Bard College , Revenue , 2020 A , Refunding , 5% , 7/01/45 .................... 3,400,000 3,387,278
Bard College , Revenue , 2020 A , Refunding , 5% , 7/01/51 .................... 4,000,000 3,872,113
Culinary Institute of America (The) , Revenue , 2016 A-1 , Refunding , 5% , 7/01/32 ... 1,065,000 1,077,730
Culinary Institute of America (The) , Revenue , 2016 A-1 , Refunding , 5% , 7/01/35 ... 155,000 156,224
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/35 ...... 175,000 175,109
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/36 ...... 175,000 172,437
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/37 ...... 175,000 169,753
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/38 ...... 200,000 189,778
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/39 ...... 100,000 93,554
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/40 ...... 100,000 91,993

Putnam New York Tax Exempt Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp., (continued)
Marist College , Revenue , 2022 , 5% , 7/01/52 ............................. $ 9,000,000 $ 8,693,079
Empire State Development Corp. , State of New York Sales Tax , Revenue , 2023 A , 5% ,
3/15/45 ......................................................... 10,000,000 10,266,978
Erie County Industrial Development Agency (The) , Westchester Park Predervation LP ,
Revenue , 2023 , FNMA Insured , 4.25% , 2/01/41 ........................... 4,435,000 4,262,555
Hempstead Town Local Development Corp. ,
Adelphi University , Revenue , 2019 , Refunding , 4% , 2/01/39 .................. 1,000,000 926,710
Evergreen Charter School, Inc. , Revenue , 2022 A , 5.25% , 6/15/52 ............. 2,000,000 1,862,584
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/42 .................. 1,200,000 1,202,729
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/47 .................. 1,000,000 978,560
Molloy College , Revenue , 2017 , Refunding , 5% , 7/01/37 .................... 315,000 316,915
Molloy College , Revenue , 2017 , Refunding , 5% , 7/01/38 .................... 480,000 481,556
Molloy College , Revenue , 2018 , 5% , 7/01/38 ............................. 865,000 869,264
Molloy College , Revenue , 2018 , 5% , 7/01/43 ............................. 1,025,000 987,680
Long Island Power Authority ,
Revenue , 2021 A , Refunding , 3% , 9/01/40 ............................... 1,000,000 802,243
Revenue , 2024 A , Refunding , 5% , 9/01/49 ............................... 12,500,000 12,617,089
Revenue , 2025 , Refunding , 5.25% , 9/01/50 .............................. 1,500,000 1,549,119
Metropolitan Transportation Authority ,
Revenue , 2019 C , BAM Insured , 5% , 11/15/44 ............................ 10,000,000 10,017,494
Revenue , 2020 D , 4% , 11/15/47 ....................................... 2,000,000 1,684,477
Revenue , 2021 A-1 , 4% , 11/15/47 ..................................... 3,000,000 2,504,888
Revenue , 2024 A , Refunding , BAM Insured , 4% , 11/15/48 ................... 4,000,000 3,381,905
Revenue , 2025 A , Refunding , 5.25% , 11/15/55 ............................ 1,000,000 1,001,429
Dedicated Tax Fund , Special Tax , 2024 A , 5.25% , 11/15/54 ................... 5,000,000 5,124,494
Monroe County Industrial Development Corp. ,
a
Eugenio Maria de Hostos Charter School , Revenue , 144A, 2024 A , 5% , 7/01/44 ... 1,320,000 1,169,714
a
Eugenio Maria de Hostos Charter School , Revenue , 144A, 2024 A , 5% , 7/01/54 ... 2,000,000 1,686,895
a
Eugenio Maria de Hostos Charter School , Revenue , 144A, 2024 A , 5% , 7/01/59 ... 1,350,000 1,118,442
Highland Hospital of Rochester , Revenue , 2020 , Refunding , 4% , 7/01/40 ........ 3,890,000 3,628,372
Rochester Regional Health Obligated Group , Revenue , 2013 A , Refunding , 5% ,
12/01/32 ....................................................... 1,250,000 1,251,972
Rochester Regional Health Obligated Group , Revenue , 2013 A , Refunding , 5% ,
12/01/37 ....................................................... 2,000,000 2,002,737
Rochester Regional Health Obligated Group , Revenue , 2017 , 5% , 12/01/35 ...... 600,000 603,119
Rochester Regional Health Obligated Group , Revenue , 2017 , 5% , 12/01/46 ...... 3,000,000 2,902,260
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/46 ....................................................... 1,250,000 1,028,140
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/49 .......... 635,000 649,411
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/54 .......... 850,000 859,627
a
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/59 . 4,120,000 3,700,938
Nassau County Local Economic Assistance Corp. , Roosevelt Children's Academy
Charter School , Revenue , 2023 A , 5% , 7/01/55 ........................... 2,750,000 2,530,522
Nassau County Tobacco Settlement Corp. , Revenue , 2006 A-2 , 5.25% , 6/01/26 ..... 4,537,648 4,473,853
New York City Health and Hospitals Corp. , Revenue , 2020 A , Refunding , 4% , 2/15/48 880,000 754,223
New York City Housing Development Corp. ,
Revenue , 2019 J , 3.15% , 11/01/54 ..................................... 6,190,000 4,313,835
Revenue , 2020 A , 2.8% , 2/01/50 ...................................... 3,585,000 2,361,499
Revenue , 2020 D 1-B , Refunding , FHA Insured , 2.4% , 11/01/50 ............... 5,000,000 2,988,829
Revenue , 2020 I-1 , 2.7% , 11/01/55 ..................................... 7,000,000 4,260,269
Revenue , 2020 I-1 , 2.8% , 11/01/60 ..................................... 3,000,000 1,809,531
Revenue , 2021 C-1 , Refunding , 2.5% , 11/01/51 ........................... 5,000,000 2,995,583
Revenue , 2021 C-1 , Refunding , 2.6% , 11/01/56 ........................... 1,660,000 981,453
Revenue , 2021 F-1 , FHA Insured , 2.5% , 11/01/51 ......................... 5,480,000 3,283,160
Revenue , 2021 F-1 , FHA Insured , 2.6% , 11/01/56 ......................... 4,000,000 2,364,948
Revenue , 2021 G , Refunding , FHA Insured , 2.45% , 11/01/45 ................. 4,020,000 2,668,234

Putnam New York Tax Exempt Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Housing Development Corp., (continued)
Revenue , 2022 A , 3.05% , 11/01/42 ..................................... $ 3,195,000 $ 2,571,254
Revenue , 2023 A-1 , 4.95% , 11/01/58 ................................... 2,000,000 1,952,129
Revenue , 2024 A-1 , FHA Insured , 4.75% , 11/01/54 ......................... 3,000,000 2,898,948
Revenue , 2024 B-1-A , 4.75% , 11/01/54 ................................. 2,750,000 2,694,723
8 Spruce NY Owner LLC , Revenue , 2024 , F , Refunding , 5.25% , 12/15/31 ........ 2,650,000 2,720,372
New York City Industrial Development Agency , TrIPs Obligated Group , Revenue , 2012
A , Refunding , 5% , 7/01/28 ........................................... 835,000 835,279
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2022 AA-1 , 5% , 6/15/48 .................. 2,090,000 2,091,753
Water & Sewer System , Revenue , 2022 BB-1 , Refunding , 3% , 6/15/44 .......... 1,000,000 757,952
Water & Sewer System , Revenue , 2023 AA-1 , 5.25% , 6/15/52 ................ 1,000,000 1,021,305
Water & Sewer System , Revenue , 2023 DD , Refunding , 5.25% , 6/15/47 ......... 4,000,000 4,131,936
Water & Sewer System , Revenue , 2025 AA-1 , 5.25% , 6/15/53 ................ 10,000,000 10,326,724
Water & Sewer System , Revenue , 2025 BB , 5.25% , 6/15/55 .................. 7,500,000 7,742,820
New York City Transitional Finance Authority ,
Building Aid , Revenue , 2016 S-1 , 5% , 7/15/43 ............................ 8,110,000 8,184,455
Future Tax Secured , Revenue , 2019 A-1 , 5% , 8/01/40 ...................... 12,000,000 12,264,023
Future Tax Secured , Revenue , 2019 B-1 , 4% , 8/01/38 ...................... 5,000,000 4,835,661
Future Tax Secured , Revenue , 2021 C-1 , 4% , 5/01/39 ...................... 5,000,000 4,743,197
Future Tax Secured , Revenue , 2021 C-1 , 4% , 5/01/40 ...................... 2,500,000 2,332,564
Future Tax Secured , Revenue , 2023 D-1 , 5.5% , 11/01/45 .................... 10,000,000 10,494,072
Future Tax Secured , Revenue , 2024 A-1 , 5% , 5/01/45 ...................... 4,000,000 4,068,632
Future Tax Secured , Revenue , 2024 B , 5% , 5/01/40 ........................ 2,000,000 2,106,520
Future Tax Secured , Revenue , 2024 B , 5% , 5/01/43 ........................ 2,150,000 2,209,458
Future Tax Secured , Revenue , 2024 F-1 , 5.25% , 2/01/53 .................... 5,000,000 5,125,375
Future Tax Secured , Revenue , 2025 C-1 , 5% , 5/01/46 ...................... 3,500,000 3,554,881
Future Tax Secured , Revenue , 2025 C-1 , 5% , 5/01/48 ...................... 10,000,000 10,105,497
b
State of New York Building Aid , Revenue , 2026 S-2 , Refunding , 5% , 7/15/43 ..... 750,000 776,397
New York Convention Center Development Corp. ,
New York City Hotel Unit Fee , Revenue , 2015 , Refunding , 5% , 11/15/45 ......... 3,000,000 2,985,717
c
New York City Hotel Unit Fee , Revenue, Senior Lien , 2016 A , 5.31%, 11/15/50 .... 7,000,000 1,899,424
New York Counties Tobacco Trust II , Revenue , 2001 , 5.75% , 6/01/43 ............ 700,000 712,641
New York Counties Tobacco Trust IV , Revenue , 2005 A , 5% , 6/01/38 ............. 6,905,000 6,289,454
New York Counties Tobacco Trust VI ,
Revenue , 2016 A-2B , Refunding , 5% , 6/01/45 ............................ 1,000,000 851,197
Revenue , 2016 A-2B , Refunding , 5% , 6/01/51 ............................ 2,300,000 1,902,713
Revenue , 2016 B , Refunding , 5% , 6/01/36 ............................... 265,000 266,177
Revenue , 2016 B , Refunding , 5% , 6/01/41 ............................... 250,000 248,366
d
New York Energy Finance Development Corp. , Revenue , 2025 , Mandatory Put , 5% ,
12/01/33 ........................................................ 1,400,000 1,471,725
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 7,120,000 4,792,012
a
3 World Trade Center LLC , Revenue , 144A, 2014 , 1 , Refunding , 5% , 11/15/44 .... 15,975,000 15,524,673
a
3 World Trade Center LLC , Revenue , 144A, 2014 , 2 , Refunding , 5.15% , 11/15/34 .. 515,000 515,404
7 World Trade Center II LLC , Revenue , 2022 A , 1 , Refunding , 3% , 9/15/43 ....... 29,290,000 22,719,831
7 World Trade Center II LLC , Revenue , 2022 A , 1 , Refunding , 3.125% , 9/15/50 ... 3,075,000 2,222,950
7 World Trade Center II LLC , Revenue , 2022 A , 3 , Refunding , 3.5% , 9/15/52 ..... 3,000,000 2,194,330
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 4,010,000 4,567,054
One Bryant Park LLC , Revenue , 2019 , 3 , Refunding , 2.8% , 9/15/69 ............ 5,500,000 5,032,415
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 3% ,
2/15/42 ........................................................ 1,500,000 1,174,313
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 2.75% ,
2/15/44 ........................................................ 8,250,000 5,761,719
New York State Dormitory Authority ,
Revenue , 2009 C , AG Insured , 5% , 10/01/31 ............................. 20,000 20,036
Revenue , 2009 C , AG Insured , 5.125% , 10/01/36 .......................... 40,000 40,069

Putnam New York Tax Exempt Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Barnard College , Revenue , 2025 A , Refunding , 5% , 7/01/55 .................. $ 1,000,000 $ 954,025
Iona College , Revenue , 2021 A , 5% , 7/01/51 ............................. 350,000 331,692
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/29 ...................... 250,000 267,271
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/31 ...................... 625,000 676,723
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/32 ...................... 525,000 569,429
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/42 ...................... 225,000 222,716
Mount Sinai Hospital Obligated Group , Revenue , 2025 , 5.25% , 7/01/50 ......... 3,000,000 2,905,552
New School (The) , Revenue , 2022 A , Refunding , 5% , 7/01/40 ................ 900,000 916,087
New York Institute of Technology , Revenue , 2024 , 5% , 7/01/43 ................ 770,000 772,240
New York Institute of Technology , Revenue , 2024 , 5% , 7/01/44 ................ 700,000 699,831
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 2,300,000 2,315,980
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/54 ............. 2,900,000 2,910,059
New York University , Revenue , 2001-1 , AMBAC Insured , 5.5% , 7/01/40 ......... 6,000,000 6,742,486
New York University , Revenue , 2025 A , Refunding , 5.25% , 7/01/55 ............. 1,000,000 1,026,196
Northwell Health Obligated Group , Revenue , 2022 A , Refunding , 4% , 5/01/45 .... 10,000,000 8,635,954
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 4% , 5/01/54 .... 5,000,000 4,094,158
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 5/01/54 .. 1,500,000 1,507,572
Pace University , Revenue , 2024 A , 5.5% , 5/01/49 .......................... 875,000 872,628
Pace University , Revenue , 2024 A , 5.5% , 5/01/56 .......................... 1,750,000 1,724,364
St. Joseph's College , Revenue , 2021 , 4% , 7/01/35 ......................... 600,000 536,664
St. Joseph's College , Revenue , 2021 , 5% , 7/01/51 ......................... 1,775,000 1,448,185
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/39 ........................................................ 5,000 5,262
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/41 ........................................................ 10,000 10,523
State of New York Personal Income Tax , Revenue , 2020 A , Refunding , 3% , 3/15/38 1,320,000 1,150,561
State of New York Personal Income Tax , Revenue , 2024 A , 5.25% , 3/15/52 ...... 3,000,000 3,085,710
State of New York Personal Income Tax , Revenue , 2025 A , Refunding , 5% , 3/15/55 5,240,000 5,271,520
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/54 ................. 5,000,000 5,036,256
State of New York Sales Tax , Revenue , 2024 B , Refunding , 5% , 3/15/51 ........ 2,500,000 2,525,181
Wagner College , Revenue , 2022 , Refunding , 5% , 7/01/36 ................... 730,000 673,192
Wagner College , Revenue , 2022 , Refunding , 5% , 7/01/38 ................... 840,000 758,696
White Plains Hospital Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ........ 2,200,000 2,135,530
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp. , Revenue , 1994 D , Refunding , 3.5% , 10/01/29 5,000,000 5,011,552
New York State Electric & Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 .. 3,600,000 3,626,847
d
New York State Environmental Facilities Corp. ,
Casella Waste Systems, Inc. , Revenue , 2020 R-1 , Mandatory Put , 2.75% , 9/02/25 . 550,000 549,662
a
Casella Waste Systems, Inc. , Revenue , 144A, 2020 R-2 , Mandatory Put , 5.125% ,
9/03/30 ........................................................ 1,000,000 1,021,550
d
New York State Housing Finance Agency , 325 Kent LLC , Revenue , 2024 A , Refunding ,
FNMA Insured , Mandatory Put , 3.95% , 1/01/35 ........................... 5,000,000 4,915,932
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/41 ........................................ 3,000,000 2,791,597
Revenue , 2019 B , 4% , 1/01/45 ........................................ 6,000,000 5,306,255
Revenue, Junior Lien , 2016 A , 5% , 1/01/46 .............................. 2,000,000 1,999,992
New York Transportation Development Corp. ,
American Airlines, Inc. , Revenue , 2021 , Refunding , 3% , 8/01/31 ............... 1,630,000 1,506,302
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/34 .......................... 2,000,000 2,026,823
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 5,000,000 5,040,275
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 750,000 760,901
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 7,250,000 7,205,767
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 2,900,000 2,988,795
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/34 ............. 5,000,000 5,328,798
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , AG Insured , 5.25% ,
12/31/54 ....................................................... 3,000,000 2,960,229

Putnam New York Tax Exempt Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , 5.5% , 12/31/60 ..... $ 2,250,000 $ 2,178,397
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 5,700,000 5,791,871
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 2,750,000 2,646,818
Laguardia Gateway Partners LLC , Revenue , 2016 A , 5% , 7/01/46 ............. 4,500,000 4,262,331
Niagara Frontier Transportation Authority ,
Revenue , 2019 A , Refunding , 5% , 4/01/35 ............................... 200,000 204,404
Revenue , 2019 A , Refunding , 5% , 4/01/37 ............................... 1,000,000 1,012,389
Revenue , 2019 A , Refunding , 5% , 4/01/39 ............................... 1,040,000 1,043,444
Oneida County Local Development Corp. ,
Mohawk Valley Health System Obligated Group , Revenue , 2019 A , Refunding , AG
Insured , 4% , 12/01/35 ............................................. 1,000,000 1,000,314
Mohawk Valley Health System Obligated Group , Revenue , 2019 A , Refunding , AG
Insured , 4% , 12/01/36 ............................................. 1,250,000 1,235,359
Mohawk Valley Health System Obligated Group , Revenue , 2019 A , Refunding , AG
Insured , 4% , 12/01/37 ............................................. 1,000,000 974,861
Mohawk Valley Health System Obligated Group , Revenue , 2019 A , Refunding , AG
Insured , 4% , 12/01/38 ............................................. 1,250,000 1,200,413
Mohawk Valley Health System Obligated Group , Revenue , 2021 A , AG Insured , 4% ,
12/01/46 ....................................................... 4,000,000 3,481,919
a
Oneida Indian Nation of New York , Revenue , 144A, 2024 B , 6% , 9/01/43 .......... 1,200,000 1,255,099
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2015 , 5% , 7/01/34 ........................... 445,000 445,248
Le Moyne College , Revenue , 2018 , Refunding , 5% , 1/01/43 .................. 740,000 711,897
Le Moyne College , Revenue , 2020 B , Refunding , 5% , 7/01/32 ................ 265,000 278,410
Le Moyne College , Revenue , 2020 B , Refunding , 5% , 7/01/33 ................ 305,000 317,730
Le Moyne College , Revenue , 2020 B , Refunding , 5% , 7/01/34 ................ 285,000 295,291
Le Moyne College , Revenue , 2020 B , Refunding , 5% , 7/01/35 ................ 410,000 422,248
Le Moyne College , Revenue , 2020 B , Refunding , 4% , 7/01/36 ................ 425,000 407,310
Le Moyne College , Revenue , 2020 B , Refunding , 4% , 7/01/37 ................ 490,000 461,415
Le Moyne College , Revenue , 2020 B , Refunding , 4% , 7/01/38 ................ 455,000 419,208
Le Moyne College , Revenue , 2020 B , Refunding , 4% , 7/01/39 ................ 825,000 747,438
Le Moyne College , Revenue , 2020 B , Refunding , 4% , 7/01/40 ................ 300,000 266,562
Le Moyne College , Revenue , 2021 , 4% , 7/01/38 ........................... 150,000 138,201
Le Moyne College , Revenue , 2021 , 4% , 7/01/41 ........................... 215,000 187,092
Le Moyne College , Revenue , 2021 , 5% , 7/01/46 ........................... 450,000 425,160
Le Moyne College , Revenue , 2021 , 5% , 7/01/51 ........................... 700,000 644,167
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/34 .................. 300,000 296,345
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/36 .................. 325,000 310,934
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/39 .................. 450,000 407,693
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/42 .................. 525,000 448,544
Syracuse University , Revenue , 2025 , 5.5% , 12/01/56 ....................... 1,000,000 1,055,504
Port Authority of New York & New Jersey ,
Revenue , 217th , 4% , 11/01/39 ........................................ 3,250,000 3,170,468
Revenue , 217th , 5% , 11/01/44 ........................................ 2,700,000 2,729,994
Revenue , 237th , 5% , 1/15/47 ......................................... 3,000,000 3,040,807
Revenue , 250 , Refunding , 5.25% , 10/15/51 .............................. 1,250,000 1,299,029
Southold Local Development Corp. , Peconic Landing at Southold, Inc. , Revenue , 2015 ,
5% , 12/01/45 ..................................................... 2,250,000 2,099,435
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/39 ............... 195,000 191,050
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/40 ............... 200,000 192,478
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/41 ............... 200,000 188,559
Suffolk Regional Off-Track Betting Co. , Revenue , 2024 , 6% , 12/01/53 ............ 3,000,000 2,991,011
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 4% , 6/01/39 ............................. 1,250,000 1,160,857
Revenue , 2021 A-2 , Refunding , 4% , 6/01/40 ............................. 1,250,000 1,145,099

Putnam New York Tax Exempt Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Suffolk Tobacco Asset Securitization Corp., (continued)
Revenue , 2021 A-2 , Refunding , 4% , 6/01/41 ............................. $ 1,300,000 $ 1,175,212
c
Revenue , 2021 B-2 , Refunding , 6.34%, 6/01/66 ........................... 5,000,000 408,867
Syracuse Regional Airport Authority , Revenue , 2021 , Refunding , 5% , 7/01/33 ...... 1,500,000 1,567,005
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2014 A ,
Refunding , 5% , 7/01/44 ............................................. 2,570,000 2,530,400
Triborough Bridge & Tunnel Authority ,
c
Revenue , 2012 B , Refunding , 3.37%, 11/15/32 ............................ 3,900,000 3,070,883
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 C , 5.25% , 5/15/52 ........................................... 5,500,000 5,637,670
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-2 , 5.5% , 5/15/52 ........................................... 3,250,000 3,395,478
Real Estate Transfer Tax , Revenue , 2025 A , 5.5% , 12/01/59 .................. 5,000,000 5,206,298
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/34 ...... 2,000,000 2,118,724
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/39 ...... 2,725,000 2,778,560
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 4% , 9/01/40 ...... 1,375,000 1,257,360
TSASC, Inc. , Revenue , 2017 A , Refunding , 5% , 6/01/41 ...................... 13,490,000 12,868,969
Utility Debt Securitization Authority , Revenue , 2023 TE-1 , Refunding , 5% , 12/15/40 .. 4,000,000 4,343,526
d
Westchester County Industrial Development Agency , Armory Plaza Housing LP ,
Revenue , 2023 , FNMA Insured , Mandatory Put , 4.3% , 5/01/41 ................ 3,185,000 3,082,318
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 5% , 1/01/32 ... 500,000 528,566
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 5% , 1/01/37 ... 525,000 542,152
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 5% , 1/01/41 ... 500,000 503,896
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/38 ................... 1,000,000 1,048,159
Purchase Housing Corp. II , Revenue , 2017 , 5% , 6/01/42 .................... 1,235,000 1,186,170
a
Purchase Senior Learning Community Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 5% , 7/01/56 ............................................ 2,205,000 1,827,362
Westchester Tobacco Asset Securitization Corp. , Revenue, Senior Lien , 2016 B ,
Refunding , 5% , 6/01/41 ............................................. 1,250,000 1,229,840
Yonkers Economic Development Corp. ,
Charter School of Educational Excellence , Revenue , 2019 A , 5% , 10/15/39 ...... 545,000 531,985
Charter School of Educational Excellence , Revenue , 2019 A , 5% , 10/15/49 ...... 665,000 593,720
Charter School of Educational Excellence , Revenue , 2019 A , 5% , 10/15/54 ...... 505,000 442,051
650,260,816
Washington 0.7%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding , 6.75% ,
12/01/44 ........................................................ 4,300,000 4,657,573
U.S. Territories 1.0%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5.125% , 10/01/34 ........................... 390,000 411,380
Revenue , 2023 A , Refunding , 5.25% , 10/01/36 ............................ 680,000 711,054
Revenue , 2023 A , Refunding , 5.375% , 10/01/40 ........................... 525,000 541,378
1,663,812
Puerto Rico 0.8%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 2,750,000 2,554,349
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 3,200,000 2,786,216

Putnam New York Tax Exempt Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , 2 , 5.7%, 8/01/47 ......
$ 1,548,906 $ 451,552
5,792,117
Total U.S. Territories .................................................................... 7,455,929
Total Municipal Bonds (Cost $ 703,373,302 ) .....................................
671,004,579
a a a a
Short Term Investments 1.2%
Shares
a
Management Investment Companies 0.6%
e,f
Putnam Short Term Investment Fund , Class P , 4.566% ....................... 4,032,674 4,032,674
Total Management Investment Companies (Cost $ 4,032,674 ) .....................
4,032,674
Principal
Amount
Municipal Bonds 0.6%
New York 0.6%
g
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2022 DD , Refunding , Daily VRDN and Put , 4% , 6/15/33 ..................... 4,500,000 4,500,000
Total Municipal Bonds (Cost $ 4,500,000 ) .......................................
4,500,000
Total Short Term Investments (Cost $ 8,532,674 ) .................................
8,532,674
a
Total Investments (Cost $ 711,905,976 ) 99.0% ...................................
$679,537,253
Other Assets, less Liabilities 1.0% .............................................
6,587,764
Net Assets 100.0% ...........................................................
$686,125,017
See Abbreviations on page 12 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $42,458,570, representing 6.2% of net assets.
b
Security purchased on a when-issued basis.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Putnam New York Tax Exempt Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam New York Tax Exempt Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended August 31,
2025, the Fund held investments in affiliated management investment companies as follows:

Putnam New York Tax Exempt Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam New York Tax Exempt Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.566% ...... $369,892 $102,409,364 $(98,746,582) $— $— $4,032,674 4,032,674 $161,515
Total Affiliated Securities ... $369,892 $102,409,364 $(98,746,582) $— $— $4,032,674 $161,515
Level 1 Level 2 Level 3 Total
Putnam New York Tax Exempt Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 671,004,579 $ — $ 671,004,579
Short Term Investments ................... 4,032,674 4,500,000 — 8,532,674
Total Investments in Securities ........... $4,032,674 $675,504,579 $— $679,537,253
a
For detailed categories, see the accompanying Schedule of Investments.
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam New York Tax Exempt Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
GO
General Obligation
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.